Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,184,000
Previously Paid Amount	0.00
Total Fee Amount	5,549.41
Total Offset Amount	0.00
Net Fee	5,549.41
Narrative - Max Aggregate Offering Price	$ 40,184,000
Final Prospectus	true